-------------------------------------------------------------------------------
                          MORGAN STANLEY DEAN WITTER
                          EMERGING MARKETS FUND, INC.
-------------------------------------------------------------------------------





                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2000
                    MORGAN STANLEY DEAN WITTER INVESTMENT
                                MANAGEMENT INC.
                              INVESTMENT ADVISER





                         MORGAN STANLEY DEAN WITTER
                         EMERGING MARKETS FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
-------------------------------------------------------------------------------
LEGAL COUNSEL

Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
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INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS
-----------
For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -20.88% compared with -19.95% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the "MSCI Index") and -18.67% for the IFC Global Total Return Composite Index (the "IFC Index"). For the period from commencement of operations on November 1, 1991 through September 30, 2000, the Fund's total return, based on net asset value per share, was 172.09% compared with 74.84% for the MSCI Index and 48.59% for the IFC Index. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $12 5/8, representing a 24.9% discount to the Fund's net asset value per share.


Overall, stock selection detracted from performance and country allocation contributed positively. Stock selection in India, South Korea, and Israel detracted from performance. On a positive note, equity selection in Brazil, China, and Turkey added to performance. Our overweight positions in Israel (country index total return was +50.9% in U.S. dollars), China (-16.6%), and Malaysia (-13.2%) coupled with our underweight stance in the Philippines (-45.2%), Thailand (-54.4%), and Greece (-31.8%) added to performance. Our overweight stance in Egypt (-40.0%) and South Korea (-30.9%) and our underweight positions in Chile (-11.7%) and South Africa (-13.3%) detracted from performance.


Many first quarter gains in the emerging markets were reversed during the second quarter, as positive macroeconomic and political developments within the emerging markets countries were overshadowed by heightened investor concerns over U.S. interest rates and the sharp NASDAQ declines in April. Towards the end of June, the emerging markets rebounded as economic numbers pointed to a soft landing for the U.S. economy, allaying investor fears of sharply tighter U.S. interest rates, and promising signs of economic recovery appeared from various developing countries.


During the third quarter, however, the emerging markets were buffeted by global developments, namely the spike in oil prices, turmoil in the currency markets, and continued volatility in telecommunication and technology-related stocks. The difficult global backdrop overshadowed generally supportive fundamentals in the emerging markets as linkages between developing countries and the rest of the world led lower risk appetites and inflationary concerns to dampen already fragile sentiment. In addition to these global developments, heightened political and financial sector concerns in several major developing countries weighed on the markets.

During the third quarter, Latin American markets fell, driven in part by uncertainty over the path of U.S. economic growth and increased volatility in the NASDAQ. Latin American monetary policy diverged during the third quarter, as the trend in interest rates diverged -- Mexican market-driven interest rates rose while central banks cut rates in Brazil and Chile. Political highlights included Vicente Fox's victory in Mexico's presidential election and President Fujimori's call for new elections in Peru. Overall, GDP growth continued to surprise on the upside. The third quarter was also characterized by a supply of new equity issuance in Latin America, notably in Brazil and Mexico.

Brazilian equities have declined despite a supportive macroeconomic environment. In July, Brazil's Central Bank's Monetary Policy Committee (COPOM) reduced the index interest rate by 100 basis points to 16.5%, the lowest level since before the launch of the Real Plan in 1994. The COPOM left interest rates unchanged at its August and September meetings, upholding its neutral bias. We believe there is scope for interest rate cuts in the near future. Brazilian equities were buoyed during August by the successful completion of a major external debt-swap transaction and the possibility of a Moody's rating upgrade of Brazil's long-term foreign currency debt. As a result of the Morgan Stanley Capital International (MSCI) quarterly structural changes announced mid-August, Brazil's weight increased in the MSCI Latin America indices effective August 31. Positive macroeconomic trends continued to emerge-growth remains buoyant, inflation data was subdued and fiscal performance was well within IMF targets.


Mexican equities have also fallen, despite high oil prices in recent months, which have led to significant capital inflows and a stronger peso. Mexican financial markets and the peso rallied when Vicente Fox of the opposition PAN party was elected President on July 2, 2000. The Mexican government positively surprised the market in August when it announced its intention to prepay its entire stock of IMF debt. Continued signs of robust consumer recovery emerged, such as a second quarter surge in consumer spending and increased gross fixed investment. Concerns over possible economic overheating were allayed by lower-than-expected industrial production in July and a higher-than-expected August jobless rate.


Asian markets have recently been weighed down by political uncertainty in Southeast Asia and concerns sur-rounding an economic growth slowdown, coupled with the volatile price performance of technology-related stocks. Concerns over the impact of higher oil prices and the effects of restructuring efforts also weakened sentiment. South Korean equities have declined as doubts surfaced surrounding the government's restructuring efforts. We have maintained an overweight position in South Korea as we believe restructuring efforts shall benefit equities over the longer term, and assets are very attractively valued.


Taiwan continues to demonstrate positive trends in export and production growth, but mounting political tensions and the resurfacing of financial scandals may dampen the market in the near term. Concerns over the banking sector and the impact of the government's anti-corruption drive have pressured equities. We believe the semiconductor cycle is witnessing a mid-cycle correction but is likely to show good growth for another two years; thus we expect to continue to have a positive stance on semiconductor foundry stocks in Taiwan.


The stream of positive economic data from China continued, as retail sales, real estate prices and exports have all shown positive upward trends during the third quarter. However, equities in China have declined as the pains from restructuring state-owned enterprises and concerns over moderating growth in retail sales and exports over-shadowed these overall positive economic trends. We maintain a positive bias towards Chinese equities as the number of investable opportunities continues to expand (with new listings of IPOs and divestitures) and China looks set to join the World Trade Organization next year, which bodes well for continued reform and liberalization.

Declines in Indian equities have been driven by high oil prices, the turmoil in technology-related stocks, and a widening fiscal imbalance. On a positive note, long-awaited progress was made towards telecommunications deregulation. We believe India is poised to benefit from improvements in telecommunication infrastructure and its well established position as a global leader in the software sector.


We are market weight the Emerging Europe, Middle East and Africa (EEMEA regions) regions. Emerging Europe and the Middle East outperformed the other emerging regions, where strong corporate earnings in Israel and positive macroeconomic momentum in Russia buoyed markets. Israeli equities have led the performance of the emerging markets year-to-date. Israeli gains during the third quarter were fueled by strong corporate earnings and benign inflation, which led to further lowering of interest rates. We maintained our underweight stance in Greek equities, which have declined as the market has already discounted most of the positive news surrounding European Monetary Union convergence. Equities in Turkey have been pulled down by concerns over Turkey's widening external balances, delays in privatization, and heightened political tensions surrounding the debate over the closure of the Islamist Virtue party.


Russian equities have advanced modestly year-to-date. Robust oil prices continue to boost the country's macroeconomic outlook, reflected in increased foreign reserves and greater profitability of oil-related Russian companies which, in turn, has supported tax revenues and a surge in investment. Also fueling equities was the passage of extensive tax reform legislation and regional government reforms.


We expect to maintain an underweight position in South Africa, as we believe equities continue to be constrained by problems such as capital flight, a noncompetitive labor market and a vulnerable currency.


Although the emerging markets fared poorly overall during the third quarter, we remain optimistic regarding the long-term prospects. Emerging markets are trading at historically attractive valuations relative to the rest of the world and offer areas of solid growth prospects. Within Latin America, we continue to believe equities in Brazil and Mexico present attractive investment prospects enhanced by positive macroeconomic backdrops. We believe emerging Asian markets should gain support from robust global demand for electronics products and resilience of the global technology cycle. We are sanguine that markets such as China and South Korea will overcome the near-term challenges of restructuring and equities should benefit over the longer term. Within the EEMEA region, we believe Russian oil stocks should continue to prosper in the near term from strong oil prices, coupled with Russia's positive momentum on reform. We expect to maintain an underweight position in Greece, where expensive valuations already reflect much of the upside potential. South Africa will likely be underweighted as we find the rand's vulnerability coupled with the problems of capital flight and a noncompetitive labor market to be considerable constraints on equities over the longer term.


On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine month period ended September 30, 2000, the Fund repurchased 1,134,500 or 5.54% of its Common Stock at an average price per share of $14.49, excluding $57,000 in commissions paid, and an average discount of 24.00% from net asset value per share. For the year ended December 31, 1999, the Fund repurchased 960,600 shares or 4.48% of its Common Stock at an average price per share of $9.60, excluding $48,000 in commissions paid, and an average discount of 17.50% from net asset value per share. Since the inception of the program, the Fund has repurchased 3,464,100 shares or 15.18% of its Common Stock at an average price per share of $10.56, excluding $173,000 in commissions paid, and an average discount of 20.90% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.


Sincerely,


/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.


-------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

HISTORICAL                                                    TOTAL RETURN (%)
INFORMATION              ----------------------------------------------------------------------------------------------------
                                MARKET VALUE (1)       NET ASSET VALUE (2)        MSCI INDEX (3)        IFC INDEX (4)
                         -----------------------  -------------------------  --------------------  --------------------------
                                       AVERAGE              AVERAGE                      AVERAGE                AVERAGE
                          CUMULATIVE   ANNUAL  CUMULATIVE   ANNUAL      CUMULATIVE       ANNUAL    CUMULATIVE    ANNUAL
                         ----------- --------- ------------ ----------- -----------  ------------- ----------- --------------
         Year to Date      -22.61%       --      -20.88%       --          -19.95%         --       -18.67%       --
         One Year           14.77      14.77%     20.83      20.83%          0.41         0.41%      -0.38      -0.38%
         Five Year           6.55       1.28      36.00       6.34          -8.03        -1.66       -6.58      -1.35
         Since Inception*  104.23       8.34     172.09      11.87          74.84         6.47       48.59       4.54

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

                                                                 [GRAPH]
RETURNS AND PER SHARE INFORMATION


                                                               YEAR ENDED DECEMBER 31,                              NINE MONTHS
                                                                                                                        ENDED
                                                                                                                     SEPTEMBER 30,
                                 1991*     1992      1993      1994      1995      1996      1997      1998      1999      2000
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value Per Share .... $14.71   $16.74   $28.20    $20.30   $14.69     $15.69   $ 15.52   $ 10.33  $ 21.26     $ 16.82
Market Value Per Share ....... $14.25   $18.13   $31.63    $21.50   $15.50     $13.88   $ 13.06   $  8.13  $ 16.31     $ 12.63
Premium/(Discount) ...........   -3.1%     8.3%    12.2%      5.9%     5.5%     -11.5%    -15.9%    -21.3%   -23.3%      -24.9%
Income Dividends ............. $ 0.04   $ 0.01       --        --       --     $ 0.05   $  0.01   $  0.11      --           --
Capital Gains Distributions ..     --   $ 0.01   $ 1.49    $ 6.50   $ 1.29     $ 0.98   $  0.01   $  2.18      --           --
Fund Total Return (2) ........   4.61%   13.94%   95.22%+   -5.33%  -16.30%+    13.84%    -0.97%   -19.61%  105.81%     -20.88%
MSCI Index Total Return (3) ..   9.58%   11.40%   74.84%    -7.32%   -5.21%      6.03%   -11.59%   -25.34%   66.41%     -19.95%
IFC Index Total Return (4) ...   5.29%    0.33%   67.50%    -0.53%  -12.32%      7.88%   -14.54%   -21.09%   62.69%     -18.67%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Index") is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
(4) The IFC Global Total Return Composite Index (the "IFC Index") is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa.
*The Fund commenced operations on November 1, 1991.
+This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

[PIE CHART]

Equity Securities                    (98.1%)
Short-Term Investments                (1.8%)
Debt Instruments                      (0.1%)
-------------------------------------------------------------------------------

INDUSTRIES

[PIE CHART]

Other*                               (25.1%)
Electric Utilities                    (2.4%)
Media                                 (2.8%)
Electronic Equipment &
Instruments                           (3.2%)
IT Consulting & Services              (4.6%)
Communications Equipment              (6.0%)
Oil & Gas                             (6.7%)
Diversified Telecommunication
Services                            (16.2%)
Semiconductor Equipment &
Products                             (14.9%)
Wireless Telecommunication
Services                             (10.3%)
Banks                                 (7.8%)
-------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

[PIE CHART]

Other*                                 (13.5%)
Turkey                                  (3.4%)
South Africa                            (4.7%)
Russia                                  (5.5%)
China/Hong Kong                         (6.1%)
India                                   (6.6%)
Israel                                  (9.9%)
South Korea                            (18.5%)
Brazil                                 (11.8%)
Taiwan                                 (10.1%)
Mexico                                  (9.9%)

-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS**

                                                             PERCENT OF
                                                             NET ASSETS
                                                             ----------
  1. Samsung Electronics Co., Ltd. (South Korea)               5.2%
  2. Telmex (Mexico)                                           3.6
  3. Korea Telecom Corp. (South Korea)                         3.5
  4. ECI Telecom Ltd. (Israel)                                 2.8
  5. Taiwan Semiconductor Manufacturing Co. (Taiwan)           2.7
  6. SK Telecom Co., Ltd. (South Korea)                        2.6
  7. China Mobile Ltd. (China/Hong Kong)                       2.4
  8. Check Point Software Technologies Ltd.
     (Israel)                                                  2.0
  9. Hyundai Electronics Industries Co., Ltd.
       (South Korea)                                           1.9
 10. Surgutneftegaz (Russia)                                   1.9
                                                              ----
                                                              28.6%
                                                              ----
                                                              ----


* Other includes industries/countries not shown separately and other assets and liabilities.
** Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------------
SEPTEMBER 30, 2000

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
COMMON STOCKS (97.0%)
(Unless otherwise noted)

ARGENTINA (0.5%)
BANKS
  Banco Frances SA ADR                               4,810    U.S.$     100
  Grupo Financiero Galicia SA ADR                   19,130              287
                                                              -------------
                                                                        387
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telecom Argentina Stet -
  France Telecom SA ADR                             40,140              868
                                                              -------------
METALS & MINING
  Acindar Industria Argentina
    de Aceros SA 'B'                                51,891               47
  Siderar 'A'                                       23,106               67
                                                              -------------
                                                                        114
                                                              -------------
REAL ESTATE
  IRSA GDR                                           6,840              159
                                                              -------------
                                                                      1,528
                                                              -------------
---------------------------------------------------------------------------
BRAZIL (11.8%)
AEROSPACE & DEFENSE
  Embraer ADR                                       39,700            1,231
                                                              -------------
BANKS
  Banco Nacional SA (Preferred)                 61,598,720                2
  Unibanco SA (Preferred) GDR                      110,655            3,651
                                                              -------------
                                                                      3,653
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes SA                   18,842            1,097
  Brasil Telecom SA (Preferred)                133,773,445            1,561
  CRT (Preferred) 'A'                            8,235,976            3,195
  Embratel SA (Preferred)                       79,501,000            1,467
  Embratel SA ADR                                  110,600            2,046
  Tele Norte-Leste (Preferred)                  39,234,089              894
  Tele Norte-Leste (Preferred) ADR                 119,429            2,732
  Telebras SA (Preferred) ADR Block                 26,800            2,121
                                                              -------------
                                                                     15,113
                                                              -------------
ELECTRIC UTILITIES
  CEMIG SA ADR                                      33,463              555
  CEMIG SA (Preferred)                           9,789,127              162
  CEMIG SA (Preferred) ADR                           9,208              153
  Eletrobras                                     7,047,000              137
  Eletrobras ADR                                     8,600               84
  Eletrobras (Preferred) 'B'                     3,782,000               77
                                                              -------------
                                                                      1,168
                                                              -------------
METALS & MINING
  CVRD ADR                                          74,769            1,864
  CVRD (Preferred) 'A'                              27,953              697
                                                              -------------
                                                                      2,561
                                                              -------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                   30,412,000               -- @
  Lojas Arapua SA (Preferred) ADR                   31,540               -- @
                                                              -------------
                                                                         -- @
                                                              -------------
OIL & GAS
  Petrobras SA (Preferred) ADR                       7,470              214
---------------------------------------------------------------------------

  Petrobras SA ADR                                 112,100            3,370
  Petrobras SA (Preferred)                          85,087            2,433
                                                              -------------
                                                                      6,017
                                                              -------------
PAPER & FOREST PRODUCTS
  Votorantim Celulose
    e Papel SA ADR                                  38,900              766
                                                              -------------
TEXTILES & APPAREL
  Coteminas ADR                                     15,716               51
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred) 'A'                    9,130,625            3,171
  Tele Celular Sul ADR                              15,907              477
  Tele Celular Sul (Preferred)                 137,409,345              415
  Tele Nordeste Celular SA ADR                       2,255              106
  Tele Nordeste Celular SA
    (Preferred)                                 76,067,945              181
  Telemig Celular SA ADR                             3,043              161
  Telemig Celular SA (Preferred)               193,414,795              513
  Telesp Celular SA ADR                             32,982            1,086
  Telesp Celular SA (Preferred) 'B'            143,080,935            1,879
                                                              -------------
                                                                      7,989
                                                              -------------
                                                                     38,549
                                                              -------------
---------------------------------------------------------------------------
CHILE (0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC Chile ADR                          40,300              700
                                                              -------------
---------------------------------------------------------------------------
CHINA / HONG KONG (6.1%)
COMMERCIAL SERVICES & SUPPLIES
  Cosco Pacific Ltd.                             1,180,000              893
                                                              -------------
COMMUNICATIONS EQUIPMENT
  Nanjing Panda Electronics Co., Ltd.            1,842,000              401
                                                              -------------
COMPUTERS & PERIPHERALS
  Legend Holdings Ltd.                           1,706,000            1,619
                                                              -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Great Wall Technology Co., Ltd.                3,270,500            1,206
                                                              -------------
HOUSEHOLD DURABLES
  Guangdong Kelon Electrical
    Holdings Co., Ltd. 'H'                         297,000               78
  TCL International Holdings Ltd.                4,086,000              865
                                                              -------------
                                                                        943
                                                              -------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings
    International Co., Ltd.                      1,027,000              784
  Citic Pacific Ltd.                               276,000            1,190
                                                              -------------
                                                                      1,974
                                                              -------------
INTERNET SOFTWARE & SERVICES
  Asiainfo Holdings Inc.                               370                7
  Netease.com, Inc.                                 53,200              289
  SINA.COM                                           8,200              116
  Sohu.com Inc.                                     38,100              222
  Timeless Software Ltd.                         1,702,000              305
                                                              -------------
                                                                        939
                                                              -------------
MEDIA
  Asia Satellite Telecommunications
    Holdings Ltd.                                  139,000              339
                                                              -------------
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
CHINA / HONG KONG (CONTINUED)
METALS & MINING
  Yanzhou Coal Mining Co.,
    Ltd. ADR                                        28,730    U.S.$     388
                                                              -------------
OIL & GAS
  PetroChina Co., Ltd.                           6,437,000            1,313
  Sinopec Zhenhai Refining & Chemical Co.,
   Ltd.                                          1,151,400              196
                                                              -------------
                                                                      1,509
                                                              -------------
SOFTWARE
  Founder Holdings Ltd.                          1,128,000              380
                                                              -------------
TEXTILES & APPAREL
  Yue Yuen Industrial Holdings Ltd.                267,000              524
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd.                    709,000            4,706
  China Mobile (Hong Kong)
    Ltd. ADR                                        98,100            3,182
  China Unicom Ltd.                                154,000              345
  China Unicom Ltd. ADR                             16,000              349
                                                              -------------
                                                                      8,582
                                                              -------------
                                                                     19,697
                                                              -------------
---------------------------------------------------------------------------
COLOMBIA (0.0%)
BANKS
  Bancolombia (Preferred)                            6,249                4
                                                              -------------
---------------------------------------------------------------------------
CZECH REPUBLIC (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cesky Telecom AS                                  66,734              880
  Cesky Telecom AS GDR                              23,830              315
                                                              -------------
                                                                      1,195
                                                              -------------
---------------------------------------------------------------------------
EGYPT (1.0%)
BEVERAGES
  Al Ahram Beverages Co. SAE GDR                    19,559              280
                                                              -------------
GAS UTILITIES
  Egypt Gas Co.                                      6,100              274
                                                              -------------
TOBACCO
  Eastern Tobacco                                    8,263              167
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Company for
    Mobile Services                                120,339            2,668
                                                              -------------
                                                                      3,389
                                                              -------------
---------------------------------------------------------------------------
GREECE (2.2%)
BANKS
  Alpha Bank SA                                     14,390              569
  Bank of Piraeus                                   22,550              384
  Commercial Bank of Greece                          7,910              404
  EFG Eurobank Ergasias                              3,095               90
  National Bank of Greece SA                        15,580              642
  National Bank of Greece SA ADR                     5,570               47
                                                              -------------
                                                                      2,136
                                                              -------------
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Hellenic Telecommunication
    Organization (OTE)                             148,159            2,853
  Hellenic Telecommunication
    Organization (OTE) ADR                         230,076            2,128
                                                              -------------
                                                                      4,981
                                                              -------------
                                                                      7,117
                                                              -------------
---------------------------------------------------------------------------
HUNGARY (0.8%)
BANKS
  OTP Bank Rt.                                       7,066              364
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt.                                         68,664              330
  Matav Rt. ADR                                     69,002            1,626
                                                              -------------
                                                                      1,956
                                                              -------------
PHARMACEUTICALS
  Gedeon Richter Rt.                                 6,307              334
  Gedeon Richter Rt. GDR                               840               44
                                                              -------------
                                                                        378
                                                              -------------
                                                                      2,698
                                                              -------------
---------------------------------------------------------------------------
INDIA (6.0%)
AUTO COMPONENTS
  Apollo Tyres Ltd.                                     50               -- @
                                                              -------------
AUTOMOBILES
  Hero Honda Motors Ltd.                            20,653              372
  Tata Engineering &
    Locomotive Co., Ltd.                           140,170              247
                                                              -------------
                                                                        619
                                                              -------------
CHEMICALS
  Indo Gulf Corp., Ltd.                            140,000              106
  Reliance Industries Ltd.                         141,633            1,055
                                                              -------------
                                                                      1,161
                                                              -------------
CONSTRUCTION & ENGINEERING
  Larsen & Toubro Ltd.                              28,500              103
                                                              -------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements Ltd.                      152,800              516
                                                              -------------
DIVERSIFIED FINANCIALS
  Housing Development
  Finance Corp., Ltd.                               97,600              924
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.                   262,430              626
  Mahanagar Telephone Nigam Ltd. GDR                55,050              273
  Sterlite Optical Technologies Ltd.                50,500              911
                                                              -------------
                                                                      1,810
                                                              -------------
ELECTRIC UTILITIES
  BSES Ltd.                                         57,500              284
  BSES Ltd. GDR                                      7,000              109
                                                              -------------
                                                                        393
                                                              -------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                    251,700              569
  Sterlite Industries (India) Ltd.                  50,500              188
                                                              -------------
                                                                        757
                                                              -------------
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
INDIA (CONTINUED)
HOUSEHOLD PRODUCTS
  Hindustan Lever Ltd.                             175,500    U.S.$     796
                                                              -------------
INTERNET SOFTWARE & SERVICES
  India-Info.com Private Co., Ltd.                 116,052              485
                                                              -------------
IT CONSULTING & SERVICES
  HCL Technologies Ltd.                             18,200              456
  Infosys Technologies Ltd.                         35,850            5,726
  NIIT Ltd.                                            500               15
                                                              -------------
                                                                      6,197
                                                              -------------
MACHINERY
  Larsen & Toubro Ltd.                                 480                2
                                                              -------------
MEDIA
  Zee Telefilms Ltd.                                93,500              913
                                                              -------------
PHARMACEUTICALS
  Dabur (India) Ltd.                                13,000              169
  Dr. Reddy's Laboratories Ltd.                     12,500              342
  Lupin Laboratories Ltd.                           36,000              142
  Ranbaxy Laboratories Ltd.                         49,000              679
  Strides Arcolab Ltd.                              31,000              148
                                                              -------------
                                                                      1,480
                                                              -------------
ROAD & RAIL
  Container Corp. of India Ltd.                    242,600              633
                                                              -------------
SOFTWARE
  Aptech Ltd.                                       13,000              129
  NIIT Ltd.                                         17,000              527
  Satyam Computer
   Services Ltd.                                   208,350            2,208
                                                              -------------
                                                                      2,864
                                                              -------------
                                                                     19,653
                                                              -------------
---------------------------------------------------------------------------
INDONESIA (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia ADR                      65,064              407
                                                              -------------
PAPER & FOREST PRODUCTS
  Indah Kiat Pulp & Paper
    Corp., Tbk                                   1,460,805              195
                                                              -------------
TOBACCO
  Gudang Garam Tbk                                 903,960            1,082
                                                              -------------
                                                                      1,684
                                                              -------------
---------------------------------------------------------------------------
ISRAEL (9.9%)
COMMUNICATIONS EQUIPMENT
  Batm Advanced
    Communications Ltd.                            115,250            1,099
  BreezeCom Ltd.                                    35,262            1,161
  ECI Telecom Ltd.                                 296,418            9,078
  Gilat Satellite Networks Ltd.                     28,176            2,166
  Nice Systems Ltd.                                  6,363              453
  Nice Systems Ltd. ADR                              9,622              693
                                                              -------------
                                                                     14,650
                                                              -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Optibase Ltd.                                     48,440              851
                                                              -------------
INTERNET SOFTWARE & SERVICES
  Aladdin Knowledge Systems                         35,140              255
  RADVision Ltd.                                    11,940              337
  RADWARE Ltd.                                      57,181            1,715
                                                              -------------
                                                                      2,307
                                                              -------------
---------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Check Point Software
    Technologies Ltd.                               41,240    U.S.$   6,495
PHARMACEUTICALS
  Teva Pharmaceutical
    Industries Ltd.                                  2,570              189
  Teva Pharmaceutical
    Industries Ltd. ADR                             26,047            1,906
                                                              -------------
                                                                      2,095
                                                              -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Galileo Technology Ltd.                          106,420            3,379
  M-Systems Flash Disk
    Pioneers Ltd.                                   19,722              753
                                                              -------------
                                                                      4,132
                                                              -------------
SOFTWARE
  Tecnomatix Technologies Ltd.                      46,776              588
                                                              -------------
  TTI Team Telecom
    International Ltd.                              57,820            1,178
                                                              -------------
                                                                      1,766
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Ceragon Networks Ltd.                              3,800              102
                                                              -------------
                                                                     32,398
                                                              -------------
---------------------------------------------------------------------------
MALAYSIA (1.7%)
BANKS
  Commerce Asset Holding Bhd                       146,000              344
  Malayan Banking Bhd                              312,600            1,201
                                                              -------------
                                                                      1,545
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekom Malaysia Bhd                             299,000              787
ELECTRIC UTILITIES
  Tenaga Nasional Bhd                              233,000              693
HOTELS RESTAURANTS & LEISURE
  Resorts World Bhd                                156,000              252
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Malaysian Pacific Industries Bhd                  80,000              532
TOBACCO
  British American Tobacco
    (Malaysia) Bhd                                 116,200            1,093
WIRELESS TELECOMMUNICATION SERVICES
    Digi.com Bhd                                   344,000              616
                                                              -------------
                                                                      5,518
                                                              -------------
---------------------------------------------------------------------------
MEXICO (9.9%)
AIRLINES
  Grupo Aeroportuario del
    Sureste SA                                      49,150              746
  Grupo Aeroportuario del
    Sureste SA 'B'                                 218,400              329
                                                              -------------
                                                                      1,075
                                                              -------------

BANKS
  Banacci 'L'                                       45,447              211
  Banacci 'O'                                      471,297            2,172
  Bancomer 'O'                                   1,462,481              858
  Bancomer 'O' ADR                                  64,825              761
                                                              -------------
                                                                      4,002
                                                              -------------
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
MEXICO (CONTINUED)
BEVERAGES
  FEMSA                                            668,675    U.S.$   2,600
  FEMSA ADR                                         25,898            1,010
  Grupo Modelo SA 'C'                               73,400              171
                                                              -------------
                                                                      3,781
                                                              -------------
CONSTRUCTION MATERIALS
  Cemex SA ADR                                      89,712            1,800
  Cemex SA CPO                                     348,727            1,404
                                                              -------------
                                                                      3,204
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex 'L' ADR                                   221,227           11,766
                                                              -------------
INDUSTRIAL CONGLOMERATES
  Alfa SA 'A'                                      360,755              755
  Grupo Carso SA 'A1'                              341,074            1,014
                                                              -------------
                                                                      1,769
                                                              -------------
MEDIA
  Grupo Televisa SA CPO GDR                            230               13
  Grupo Televisa SA GDR                             70,402            4,062
                                                              -------------
                                                                      4,075
                                                              -------------
MULTILINE RETAIL
  Grupo Sanborns SA 'B1'                            22,350               34
  Wal-mart de Mexico 'C'                           442,133              875
  Wal-mart de Mexico 'V'                           113,259              235
  Wal-mart de Mexico ADR                            28,162              589
                                                              -------------
                                                                      1,733
                                                              -------------
PAPER & FOREST PRODUCTS
  Kimberly-Clark de Mexico
    SA 'A'                                         315,458              829
                                                              -------------
                                                                     32,234
                                                              -------------
---------------------------------------------------------------------------
POLAND (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA GDR                    251,307            1,288
                                                              -------------
MULTILINE RETAIL
  Eastbridge                                        33,600            2,259
                                                              -------------
                                                                      3,547
                                                              -------------
---------------------------------------------------------------------------
RUSSIA (5.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Rostelecom ADR                                    45,230             398
                                                              -------------
ELECTRIC UTILITIES
  Unified Energy Systems ADR                        11,000              148
  Unified Energy Systems GDR                       233,606            3,130
                                                              -------------
                                                                      3,278
                                                              -------------
MEDIA
  Storyfirst Communications,
    Inc. 'C' (Preferred)                               270              115
  Storyfirst Communications,
    Inc. 'D' (Preferred)                               720              307
  Storyfirst Communications,
    Inc. 'E' (Preferred)                               780              332
  Storyfirst Communications,
    Inc. 'F' (Preferred)                               139              119
                                                              -------------
                                                                        873
                                                              -------------
---------------------------------------------------------------------------
OIL & GAS
  LUKoil Holdings ADR                               92,654    U.S.$   5,337
  LUKoil Holdings ADR (Preferred)                   19,800              444
  Surgutneftegaz ADR (Preferred)                    24,140              353
  Surgutneftegaz ADR                               389,427            5,695
                                                              -------------
                                                                     11,829
                                                              -------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd. 'B'                      156,075              431
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Russian Telecom
    Development Corp.                              176,000              352
  Vimpel-Communications ADR                         12,550              242
                                                              -------------
                                                                        594
                                                              -------------
                                                                     17,403
                                                              -------------
---------------------------------------------------------------------------
SOUTH AFRICA (4.7%)
BANKS
  Nedcor Ltd.                                       77,482            1,667
                                                              -------------
DIVERSIFIED FINANCIALS
  Bidvest Group Ltd.                               158,956            1,090
  BOE Ltd.                                         324,760              186
  Rembrandt Group Ltd.                             175,175              613
                                                              -------------
                                                                      1,889
                                                              -------------
HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                           116,280              400
                                                              -------------
INDUSTRIAL CONGLOMERATES
  Remgro Ltd.                                      175,175            1,035
                                                              -------------
INSURANCE
  Liberty Group Ltd.                                41,860              367
  New Africa Investments Ltd. 'N'                  977,910              217
                                                              -------------
                                                                        584
                                                              -------------
IT CONSULTING & SERVICES
  Dimension Data Holdings plc                      149,338            1,387
                                                              -------------
MEDIA
  MIH Ltd.                                          11,300             338
                                                              -------------
METALS & MINING
  Anglo American Platinum
     Corp., Ltd.                                    49,240            1,899
  De Beers (Centenary Linked Unit)                  47,820            1,329
  De Beers ADR                                      20,900              579
  Impala Platinum Holdings Ltd.                     10,200              442
                                                              -------------
                                                                      4,249
                                                              -------------
OIL & GAS
  Sasol Ltd.                                       299,200            2,364
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  M-Cell Ltd.                                      364,550            1,493
                                                              -------------
                                                                     15,406
                                                              -------------
---------------------------------------------------------------------------
SOUTH KOREA (18.5%)
AUTOMOBILES
  Hyundai Motor Co., Ltd.                           52,670              685
                                                              -------------
BANKS
  H&CB                                              89,124            2,110
  Hana Bank                                         30,850              183
  Hanvit Bank                                       61,350               90
  Hanvit Bank GDR                                  143,150              404
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
BANKS (CONTINUED)
  Kookmin Bank                                      94,692    U.S.$   1,129
  Shinhan Bank                                      87,940              986
                                                              -------------
                                                                      4,902
                                                              -------------
COMMUNICATIONS EQUIPMENT
  Telson Electronics Co., Ltd.                      92,164              522
                                                              -------------
DIVERSIFIED FINANCIALS
  Hyundai Securities Co.                               875                8
  LG Investment & Securities Co.                    64,820              628
  Samsung Securities Co., Ltd.                      32,160              650
                                                              -------------
                                                                      1,286
                                                              -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Korea Telecom Corp.                              129,470            7,755
  Korea Telecom Corp. ADR                          111,700            3,756
                                                              -------------
                                                                     11,511
                                                              -------------
ELECTRIC UTILITIES
  Korea Electric Power Corp.                        54,110            1,412
  Korea Electric Power Corp. ADR                    69,404              907
                                                              -------------
                                                                      2,319
                                                              -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Communication Network
    Interface, Inc.                                 82,350              225
  Humax Co., Ltd.                                   92,305              993
  Samsung Electro-Mechanics
    Co., Ltd.                                       41,317            1,397
                                                              -------------
                                                                      2,615
                                                              -------------
FOOD PRODUCTS
  Tongyang Confectionery Co.                        16,790              449
                                                              -------------
HOUSEHOLD DURABLES
  LG Electronics, Inc.                              30,200              588
                                                              -------------
INTERNET & CATALOG RETAIL
  LG Home Shopping, Inc.                            11,530              918
                                                              -------------
MEDIA
  Cheil Communications, Inc.                        17,660            1,489
  CJ39 Shopping Corp.                               10,570              336
                                                              -------------
                                                                      1,825
                                                              -------------
METALS & MINING
  Pohang Iron & Steel Co., Ltd.                      5,650              421
                                                              -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Hyundai Electronics
    Industries Co., Ltd.                           437,970            6,264
  Samsung Electronics Co., Ltd.                     89,802           16,267
  Samsung Electronics Co., Ltd.
    (Preferred)                                      7,990              656
                                                              -------------
                                                                     23,187
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Korea Telecom Freetel                             13,590              595
  SK Telecom Co., Ltd.                              29,440            7,181
  SK Telecom Co., Ltd. ADR                          48,835            1,251
                                                              -------------
                                                                      9,027
                                                              -------------
                                                                     60,255
                                                              -------------
---------------------------------------------------------------------------
TAIWAN (10.1%)
BANKS
  Chinatrust Commercial Bank                       772,838    U.S.$     580
  International Commercial
    Bank of China                                  720,170              543
  Taishin International Bank                       356,532              216
                                                              -------------
                                                                      1,339
                                                              -------------
COMMUNICATIONS EQUIPMENT
  Accton Technology Corp.                          358,000              692
  D-Link Corp.                                     284,650              463
  Zinwell Corp.                                     72,800              309
                                                              -------------
                                                                      1,464
                                                              -------------
COMPUTERS & PERIPHERALS
  Acer Communications &
  Multimedia, Inc.                                 372,697              738
  Advantech Co., Ltd.                               81,900              452
  Asustek Computer, Inc.                           270,643            1,434
  Compal Electronics, Inc.                         306,100              479
                                                              -------------
                                                                      3,103
                                                              -------------
ELECTRICAL EQUIPMENT
  Delta Electronics, Inc.                          343,750            1,224
                                                              -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Ambit Microsystems Corp.                         141,246              997
  Hon Hai Precision Industry
    Co., Ltd.                                      398,036            2,618
  Hon Hai Precision Industry
    Co., Ltd. GDR                                   30,180              389
  Universal Scientific Industrial
    Co., Ltd.                                      406,000              426
  Yageo Corp.                                      473,000              376
                                                              -------------
                                                                      4,806
                                                              -------------
FOOD & DRUG RETAILING
  President Chain Store Corp.                      475,376            1,503
                                                              -------------
FOOD PRODUCTS
  Uni-President Enterprises Co.                    412,000              291
                                                              -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Advanced Semiconductor
    Engineering, Inc.                              586,827              808
  ASE Test Ltd.                                     30,400              638
  Macronix International Co., Ltd.                 431,660              688
  ProMos Technologies, Inc.                        174,207              256
  Siliconware Precision
    Industries Co.                                 674,736              676
  Taiwan Semiconductor
    Manufacturing Co.                            2,624,230            8,714
  United Microelectronics Corp.                  2,507,200            5,363
  Via Technologies, Inc.                            25,500              269
  Winbond Electronics Corp.                        882,430            1,333
                                                              -------------
                                                                     18,745
                                                              -------------
TEXTILES & APPAREL
  Far Eastern Textile Ltd.                         250,072              267
  Far Eastern Textile Ltd. GDR                       1,758               19
                                                              -------------
                                                                        286
                                                              -------------
                                                                     32,761
                                                              -------------
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
THAILAND (1.1%)
BANKS
  Thai Farmers Bank PCL (Foreign)                  486,300    U.S.$     248
                                                              -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Delta Electronics (Thailand)
    PCL (Foreign)                                  144,624              789
                                                              -------------
MEDIA
  BEC World PCL (Foreign)                          109,800              558
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Info Service PCL
    (Foreign)                                      140,400            1,186
  Shin Corporations PCL                            127,000              437
  Total Access Communication PCL                   109,600              369
                                                              -------------
                                                                      1,992
                                                              -------------
                                                                      3,587
                                                              -------------
---------------------------------------------------------------------------
TURKEY (3.4%)
BANKS
  Turkiye Garanti Bankasi AS                   121,700,183            1,043
  Yapi ve Kredi Bankasi AS                     559,525,650            4,040
  Yapi ve Kredi Bankasi AS GDR                      20,900              148
                                                              -------------
                                                                      5,231
                                                              -------------
BEVERAGES
  Anadolu Efes Biracilik ve
    Malt Sanayii AS                             23,073,588            1,371
                                                              -------------
COMMUNICATIONS EQUIPMENT
  Alcatel Teletas
    Telekomunikayson AS                          1,781,297              230
  Netas Northern Electric
    Telekomunikasyon AS                          8,194,059              789
                                                              -------------
                                                                      1,019
                                                              -------------
DIVERSIFIED FINANCIALS
  Dogan Sirketler Grubu Holding AS              57,039,804            1,072
                                                              -------------
HOUSEHOLD DURABLES
   Vestel Elektronik Sanayi ve
     Ticaret AS                                  9,177,917            1,691
                                                              -------------
MEDIA
  Dogan Yayin Holding AS                        16,349,120              187
                                                              -------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS                   57,795              636
                                                              -------------
                                                                     11,207
                                                              -------------
---------------------------------------------------------------------------
UNITED KINGDOM (0.4%)
BEVERAGES
  South African Breweries plc                       51,710              350
                                                              -------------
IT CONSULTING & SERVICES
  Dimension Data Holdings plc                       83,330              773
                                                              -------------
                                                                      1,123
                                                              -------------
---------------------------------------------------------------------------
UNITED STATES (1.4%)
COMMUNICATIONS EQUIPMENT
  Comverse Technology, Inc.                         13,454            1,453
                                                              -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  DSP Group, Inc.                                   31,519            1,178
  Zoran Corp.                                       15,690              765
                                                              -------------
                                                                      1,943
                                                              -------------
SOFTWARE
  Amdocs Ltd.                                       15,490              966
                                                              -------------
                                                                      4,362
                                                              -------------
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$331,542)                                               316,015
                                                              -------------
---------------------------------------------------------------------------
INVESTMENT COMPANIES (0.5%)
---------------------------------------------------------------------------
AFRICA (0.0%)
(a)Morgan Stanley Dean Witter Africa
  Investment Fund, Inc.                              8,156               66
                                                              -------------
---------------------------------------------------------------------------
INDIA (0.5%)
(a)Morgan Stanley Growth Fund                    6,881,800            1,633
                                                              -------------
---------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost U.S.$1,461)                                                   1,699
                                                              -------------
---------------------------------------------------------------------------
                                                    NO. OF
                                                     UNITS
---------------------------------------------------------------------------
UNITS (0.2%)
---------------------------------------------------------------------------
RUSSIA (0.2%)
  Storyfirst Communications,
    Inc., First Section, Tranche I
    (Convertible)                                      639              272
  Storyfirst Communications,
    Inc., Second Section,
    Tranche II (Convertible)                           152               65
  Storyfirst Communications,
    Inc., Tranche IV
    (Convertible)                                      207               88
                                                              -------------
---------------------------------------------------------------------------
TOTAL UNITS
  (Cost U.S.$1,192)                                                     425
                                                              -------------
---------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT            VALUE
                                                     (000)            (000)
---------------------------------------------------------------------------
DEBT INSTRUMENTS (0.1%)
---------------------------------------------------------------------------
INDIA (0.1%)
MULTI-INDUSTRY
  DCM Shriram Industries Ltd.
    9.90%, 2/21/02                INR                  335    U.S.$     158
  DCM Shriram Industries Ltd.
    (Convertible) 7.50%,
    2/21/02                                            330              118
  Shri Ishar Alloy Steels Ltd.
    15.00%, 4/21/01                                    581               70
---------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
    (Cost U.S.$1,495)                                                   346
                                                              -------------
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%)
---------------------------------------------------------------------------
UNITED STATES (1.1%)
REPURCHASE AGREEMENT
(b)Chase Securities, Inc., 6.25% dated
   9/29/00, due 10/02/00
     (Cost U.S.$3,626)            U.S.$              3,626            3,626
                                                              -------------
---------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.7%)
  Argentine Peso                  ARP                   15               15
  Brazilian Real                  BRL                  720              390
  British Pound                   GBP                  289              427
  Egyptian Pound                  EGP                  245               69
  Euro                            EUR                   43               38
  Hungarian Forint                HUF                  267                1
  Indian Rupee                    INR                  451               10
  Malaysian Ringgit               MYR                  871              229
  Mexican Peso                    MXP                4,221              447
  South African Rand              ZAR                  950              132
  South Korean Won                KRW              245,045              220
  Taiwan Dollar                   TWD               11,172              357
  Turkish Lira                    TRL            6,000,030                9
                                                              -------------
---------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost U.S.$2,360)                                                   2,344
                                                              -------------
---------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost U.S.$341,676)                                         U.S.$ 324,455
                                                              -------------
---------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (0.4%)
  Other Assets                    U.S.$              8,001
  Liabilities                                       (6,786)           1,215
                                  ------------------------    -------------
---------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 19,360,244 issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                           U.S.$ 325,670
                                                              -------------
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     U.S.$   16.82
                                                              -------------
---------------------------------------------------------------------------
  (a) -- Advised by an affiliate.
  (b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
    @ -- Value is less than U.S.$500.
  ADR -- American Depositary Receipt
  GDR -- Global Depositary Receipt

---------------------------------------------------------------------------
SEPTEMBER 30, 2000 EXCHANGE RATES:
---------------------------------------------------------------------------
ARP      Argentine Peso                                    0.999= U.S.$1.00
BRL      Brazilian Real                                    1.843= U.S.$1.00
GBP      British Pound                                     0.676= U.S.$1.00
EGP      Egyptian Pound                                    3.563= U.S.$1.00
EUR      Euro                                              1.132= U.S.$1.00
HUF      Hungarian Forint                                298.480= U.S.$1.00
INR      Indian Rupee                                     45.980= U.S.$1.00
MYR      Malaysian Ringgit                                 3.800= U.S.$1.00
MXP      Mexican Peso                                      9.439= U.S.$1.00
ZAR      South African Rand                                7.215= U.S.$1.00
KRW      South Korean Won                              1,115.150= U.S.$1.00
TWD      Taiwan Dollar                                    31.321= U.S.$1.00
TRL      Turkish Lira                                    664,875= U.S.$1.00
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



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